The Gabelli Equity Income Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	Aerospace — 1.2%
56,000	Aerojet Rocketdyne Holdings Inc.†	$2,219,840
2,000	Lockheed Martin Corp.	729,840
24,000	Raytheon Technologies Corp.	1,478,880
10,000	Rockwell Automation Inc.	2,130,000
70,000	Rolls-Royce Holdings plc	247,547

		6,806,107

	Agriculture — 0.5%
65,000	Archer-Daniels-Midland Co.	2,593,500
12,000	The Mosaic Co.	150,120

		2,743,620

	Automotive — 1.0%
147,000	Navistar International Corp.†	4,145,400
16,000	PACCAR Inc.	1,197,600

		5,343,000

	Automotive: Parts and Accessories — 4.0%
85,000	Dana Inc.	1,036,150
235,000	Genuine Parts Co.(a)	20,435,600

		21,471,750

	Broadcasting — 0.3%
38,000	Liberty Global plc, Cl. A†	830,680
12,000	Liberty Global plc, Cl. C†	258,120
34,500	MSG Networks Inc., Cl. A†	343,275

		1,432,075

	Building and Construction — 1.6%
30,000	Carrier Global Corp.	666,600
75,000	Fortune Brands Home & Security Inc.	4,794,750
43,000	Herc Holdings Inc.†	1,321,390
50,000	Johnson Controls International plc	1,707,000

		8,489,740

	Business Services — 4.6%
18,000	Automatic Data Processing Inc.	2,680,020
44,500	Mastercard Inc., Cl. A(a)	13,158,650
2,400	MSC Industrial Direct Co. Inc., Cl. A	174,744
32,000	Pentair plc	1,215,680
23,000	S&P Global Inc.	7,578,040

		24,807,134

	Cable and Satellite — 1.0%
5,500	AMC Networks Inc., Cl. A†	128,645
138,000	DISH Network Corp., Cl. A†	4,762,380
16,000	EchoStar Corp., Cl. A†	447,360

		5,338,385

	Communications Equipment — 0.2%
44,000	Corning Inc.	1,139,600

Shares		Market Value
	Computer Hardware — 1.5%
14,000	Apple Inc.	$5,107,200
24,000	International Business Machines Corp.	2,898,480

		8,005,680

	Computer Software and Services — 1.9%
110,000	Hewlett Packard Enterprise Co.	1,070,300
45,000	Microsoft Corp.	9,157,950

		10,228,250

	Consumer Products — 8.0%
16,000	Altria Group Inc.	628,000
19,800	Edgewell Personal Care Co.†	616,968
53,000	Energizer Holdings Inc.	2,516,970
30,000	Essity AB, Cl. A†	949,754
1,500	National Presto Industries Inc.	131,085
35,000	Reckitt Benckiser Group plc	3,223,136
470,500	Swedish Match AB	33,072,643
46,000	Unilever NV	2,450,420

		43,588,976

	Consumer Services — 0.2%
1,800	Allegion plc	183,996
23,000	Rollins Inc.	974,970

		1,158,966

	Diversified Industrial — 4.6%
80,000	Crane Co.	4,756,800
42,000	Eaton Corp. plc	3,674,160
6,000	Honeywell International Inc.	867,540
8,824	Ingersoll Rand Inc.†	248,131
48,000	ITT Inc.	2,819,520
45,000	Jardine Matheson Holdings Ltd.	1,878,300
169,000	Jardine Strategic Holdings Ltd.	3,641,950
36,000	nVent Electric plc	674,280
120,000	Textron Inc.	3,949,200
220,000	Toray Industries Inc.	1,034,036
10,000	Trane Technologies plc	889,800
25,000	Trinity Industries Inc.	532,250

		24,965,967

	Electronics — 1.8%
20,000	Sony Corp.	1,367,724
46,000	Sony Corp., ADR	3,179,980
51,000	TE Connectivity Ltd.	4,159,050
10,000	Texas Instruments Inc.	1,269,700

		9,976,454

	Energy and Utilities: Electric — 0.3%
5,000	Avangrid Inc.	209,900
35,000	Korea Electric Power Corp., ADR†	279,300
92,000	The AES Corp.	1,333,080

		1,822,280

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated — 0.7%
95,000	Energy Transfer LP	$676,400
29,000	Eni SpA	276,616
6,500	Iberdrola SA, ADR	301,860
58,000	OGE Energy Corp.	1,760,880
24,000	PNM Resources Inc.	922,560

		3,938,316

	Energy and Utilities: Natural Gas — 1.7%
137,000	National Fuel Gas Co.	5,744,410
11,500	ONE Gas Inc.	886,075
69,000	ONEOK Inc.	2,292,180
7,500	Southwest Gas Holdings Inc.	517,875

		9,440,540

	Energy and Utilities: Oil — 2.5%
60,000	Chevron Corp.	5,353,800
7,000	ConocoPhillips	294,140
24,000	Devon Energy Corp.	272,160
15,000	Exxon Mobil Corp.	670,800
75,000	Hess Corp.	3,885,750
18,000	Marathon Petroleum Corp.	672,840
10,000	Occidental Petroleum Corp.	183,000
42,500	Royal Dutch Shell plc, Cl. A, ADR	1,389,325
16,000	TOTAL SA, ADR	615,360

		13,337,175

	Energy and Utilities: Services — 0.6%
224,000	Halliburton Co.	2,907,520
27,000	Oceaneering International Inc.†	172,530
10,000	Schlumberger Ltd.	183,900

		3,263,950

	Energy and Utilities: Water — 0.2%
5,000	Essential Utilities Inc.	211,200
31,000	Severn Trent plc	952,233

		1,163,433

	Entertainment — 2.0%
43,000	Grupo Televisa SAB, ADR†	225,320
1,000	Madison Square Garden Entertainment Corp.†	75,000
1,000	Madison Square Garden Sports Corp.†	146,890
409,300	ViacomCBS Inc., Cl. A	10,478,080

		10,925,290

	Environmental Services — 0.2%
10,000	Republic Services Inc.	820,500
4,000	Waste Management Inc.	423,640

		1,244,140

	Equipment and Supplies — 3.5%
10,000	A.O. Smith Corp.	471,200
16,000	Danaher Corp.	2,829,280
171,500	Flowserve Corp.	4,891,180

Shares		Market Value

56,000	Graco Inc.	$2,687,440
22,000	Minerals Technologies Inc.	1,032,460
157,000	Mueller Industries Inc.	4,173,060
15,500	Parker-Hannifin Corp.	2,840,685

		18,925,305

	Financial Services — 13.6%
3,900	Alleghany Corp.	1,907,646
28,000	AllianceBernstein Holding LP	762,720
44,000	American Express Co.(a)	4,188,800
21,500	Ameris Bancorp	507,185
8,000	Argo Group International Holdings Ltd.	278,640
5,195	Banco Santander Chile, ADR	85,198
150,000	Bank of America Corp.	3,562,500
13,056	BNP Paribas SA†	518,819
31,000	Eaton Vance Corp.	1,196,600
45,000	Interactive Brokers Group Inc., Cl. A	1,879,650
15,000	Jefferies Financial Group Inc.	233,250
15,000	JPMorgan Chase & Co.	1,410,900
57,000	Julius Baer Group Ltd.	2,385,403
48,000	Kinnevik AB, Cl. A	1,256,895
85,000	Loews Corp.	2,914,650
20,000	M&T Bank Corp.	2,079,400
31,200	Marsh & McLennan Cos. Inc.	3,349,944
20,000	Morgan Stanley	966,000
9,000	Popular Inc.	334,530
120,000	SLM Corp.	843,600
125,000	State Street Corp.	7,943,750
270,000	Sterling Bancorp	3,164,400
6,600	T. Rowe Price Group Inc.	815,100
325,000	The Bank of New York Mellon Corp.(a)	12,561,250
18,000	The Goldman Sachs Group Inc.	3,557,160
29,000	The Hartford Financial Services Group Inc.	1,117,950
87,000	The PNC Financial Services Group Inc.(a)	9,153,270
53,000	Valley National Bancorp	414,460
52,000	Waddell & Reed Financial Inc., Cl. A	806,520
138,000	Wells Fargo & Co.	3,532,800

		73,728,990

	Food and Beverage — 19.2%
1,000	Anheuser-Busch InBev SA/NV	49,282
296,000	Brown-Forman Corp., Cl. A	17,040,720
34,000	Campbell Soup Co.	1,687,420
80,000	Coca-Cola Amatil Ltd., ADR	480,000
20,000	Coca-Cola European Partners plc	755,200
10,000	Coca-Cola Femsa SAB de CV, ADR	438,500
6,200	Constellation Brands Inc., Cl. A	1,084,690
50,000	Danone SA†	3,458,116
635,000	Davide Campari-Milano SpA	5,350,643
52,500	Diageo plc, ADR	7,055,475
87,500	Fomento Economico Mexicano SAB de CV, ADR	5,425,875
1,000	General Mills Inc.	61,650

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
1,900,000	Grupo Bimbo SAB de CV, Cl. A	$3,187,539
103,000	Heineken NV	9,495,978
170,000	ITO EN Ltd.	9,572,586
21,500	Kellogg Co.	1,420,290
2,000	McCormick & Co. Inc., Cl. V	355,300
18,000	McCormick & Co. Inc., Non-Voting	3,229,380
43,000	Mondelēz International Inc., Cl. A	2,198,590
37,000	Nestlé SA	4,090,327
70,000	Nissin Foods Holdings Co. Ltd.	6,191,248
38,000	PepsiCo Inc.	5,025,880
30,500	Pernod Ricard SA	4,799,035
49,000	Remy Cointreau SA	6,672,209
35,000	Sapporo Holdings Ltd.	655,105
10,000	The Coca-Cola Co.	446,800
1,000	The Hershey Co.	129,620
50,000	The Kraft Heinz Co.	1,594,500
6,001	Tootsie Roll Industries Inc.	205,654
33,000	Yakult Honsha Co. Ltd.	1,940,727

		104,098,339

	Health Care — 5.0%
7,500	Abbott Laboratories	685,725
3,500	AbbVie Inc.	343,630
4,000	Alcon Inc.†	229,280
78,000	Baxter International Inc.	6,715,800
6,000	Bio-Rad Laboratories Inc., Cl. A†	2,708,940
118,000	Bristol-Myers Squibb Co.	6,938,400
73,000	Demant A/S†	1,925,021
8,000	GlaxoSmithKline plc, ADR	326,320
32,000	Henry Schein Inc.†	1,868,480
17,000	Merck & Co. Inc.	1,314,610
16,000	Novartis AG, ADR	1,397,440
20,000	Pfizer Inc.	654,000
45,000	Roche Holding AG, ADR	1,952,100
2,500	Zimmer Biomet Holdings Inc.	298,400

		27,358,146

	Hotels and Gaming — 0.1%
23,000	MGM Resorts International.	386,400
1,500	Wynn Resorts Ltd.	111,735

		498,135

	Machinery — 2.4%
6,000	Caterpillar Inc.	759,000
68,000	Deere & Co.	10,686,200
12,500	Otis Worldwide Corp.	710,750
12,000	Xylem Inc.	779,520

		12,935,470

	Metals and Mining — 2.0%
130,000	Freeport-McMoRan Inc.	1,504,100

Shares		Market Value

148,000	Newmont Corp.	$9,137,520

		10,641,620

	Paper and Forest Products — 0.6%
23,000	Svenska Cellulosa AB SCA, Cl. A†	268,056
126,000	Weyerhaeuser Co., REIT	2,829,960

		3,098,016

	Publishing — 0.0%
3,000	Value Line Inc.	80,970

	Real Estate — 0.1%
9,000	Griffin Industrial Realty Inc.	487,530

	Retail — 4.7%
15,000	Cie Financiere Richemont SA	956,884
36,000	Copart Inc.†	2,997,720
12,000	Costco Wholesale Corp.	3,638,520
98,800	CVS Health Corp.	6,419,036
69,000	Ingles Markets Inc., Cl. A	2,971,830
20,000	Macy’s Inc.	137,600
82,000	Seven & i Holdings Co. Ltd.	2,673,211
8,000	The Home Depot Inc.	2,004,080
70,000	Walgreens Boots Alliance Inc.	2,967,300
2,000	Walmart Inc.	239,560
6,000	Weis Markets Inc.	300,720

		25,306,461

	Specialty Chemicals — 1.0%
8,700	Albemarle Corp.	671,727
3,000	Ashland Global Holdings Inc.	207,300
70,000	Ferro Corp.†	835,800
8,000	FMC Corp.	796,960
46,000	H.B. Fuller Co.	2,051,600
2,000	NewMarket Corp.	800,960
600	Quaker Chemical Corp.	111,390

		5,475,737

	Telecommunications — 5.0%
120,000	BCE Inc.	5,012,400
185,000	Deutsche Telekom AG, ADR	3,102,450
28,000	Loral Space & Communications Inc.	546,560
12,000	Orange SA, ADR	142,800
13,000	Proximus SA	264,943
24,500	Telefonica SA, ADR	118,090
162,000	Telephone and Data Systems Inc.	3,220,560
94,000	TELUS Corp.	1,576,380
235,500	Verizon Communications Inc.(a)	12,983,115

		26,967,298

	Transportation — 1.3%
119,000	GATX Corp.	7,256,620

	Wireless Communications — 0.9%
100,000	BT Group plc, Cl. A	141,319

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
183,000	NTT DOCOMO Inc.	$4,884,520
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	115,200

		5,141,039

	TOTAL COMMON STOCKS	542,630,504

	TOTAL INVESTMENTS — 100.0%
	(Cost $256,268,390)	$542,630,504

(a)	Securities, or a portion thereof, with a value of $36,902,400 were deposited with Pershing LLC.
†	Non-income producing security.

ADR   American Depositary Receipt

REIT   Real Estate Investment Trust

4